Tax situation (Details)				1 Months Ended	12 Months Ended
	Jan. 01, 2017	Jun. 23, 2004	Jan. 01, 2004	Jul. 17, 2012	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)
Disclosure Of Income Tax Explanatory
Deferred tax expense (income) recognised in profit or loss					$ (7,867,000)	$ 53,048,000
Tax expense (income), continuing operations					$ 128,201,000	156,164,000	$ 42,994,000
Applicable tax rate	29.50%
Income Tax Rate Applicable To Dividends					5.00%
Applicable Tax Rate With Respect To Results Obtained										6.80%	6.80%	4.10%
Unused tax losses for which deferred tax asset recognised					$ 739,393,000	896,927,000							S/ 2,490,274,000	S/ 3,020,850,000
Mining royalties.					18,552,000	19,946,000	18,839,000
Reserve applied against payments for disputed tax assessments					178,500,000
Net receivable from disputed tax assessments included in Other non-financial assets, non-current					292,300,000	275,300,000
Current tax expense (income)					120,334,000	103,116,000	69,306,000
Deferred tax expense (income)					7,867,000	53,048,000	(26,312,000)
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained									5.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Deferred tax expense (income) recognised in profit or loss					199,300,000	39,800,000	30,600,000
Tax expense (income), continuing operations					$ 728,205,000	$ 564,554,000	$ 544,331,000
Applicable tax rate					32.00%	32.00%	32.00%
Current Income Tax Payable					$ 528,900,000	$ 604,400,000	$ 574,900,000
Term of agreement of guarantees and measures to promote investments				15 years
Amount Paid For Disputed Tax Assessments					470,800,000
Reserve applied against payments for disputed tax assessments					178,500,000
Net receivable from disputed tax assessments included in Other non-financial assets, non-current					292,300,000	275,300,000
Current tax expense (income)								$ 44,500,000
Current tax expense income relating to special mining tax					59,300,000	51,500,000	47,400,000
Current tax expense income relating to mining royalties					$ 59,200,000	$ 49,100,000	$ 48,700,000
Peruvian government [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Applicable tax rate					32.00%
Minimum | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Royalty rate on revenue		1.00%	1.00%
Maximum | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Royalty rate on revenue		3.00%	12.00%
Mining tax rate on operating profit		1.00%